Issued Capital and Reserves - Summary of Movement of Treasury Shares (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Movement Of Treasury Shares [abstract]
Treasury shares, Beginning balance	¥ 4,000
Increase during the year	5,004	¥ 4,000
Decrease during the year	(799)	0
Treasury shares, Ending balance	¥ 8,205	¥ 4,000
Treasury shares, Beginning balance	1,007,710	0
Increase during the year	1,173,285	1,007,810
Decrease during the year	(201,220)	(100)
Treasury shares, Ending balance	1,979,775	1,007,710